SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

a)	Basis of presentation and principles of consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

The consolidated financial statements include the accounts of the Company and its subsidiaries, both majority and wholly owned.  Significant intercompany accounts and transactions have been eliminated in this consolidation.  Investments in 50% or less owned affiliates, in which the Company exercises significant influence, are accounted for by the equity method.

b)	Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the years.  Significant estimates have been made by management, including the allowance for doubtful accounts, insurance claims receivable, useful lives and valuation of vessels, hedge accounting, recoverability of tangible and intangible assets and certain accrued liabilities.  Actual results may differ from those estimates.

c)	Revenues and related expenses

Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, prices are fixed or determinable and collection is reasonably assured.

The primary source of the Company's revenue, freight transportation by river barges, ocean-going vessels or PSVs, is recognized based on time charters, bareboat charters, consecutive voyage charters or affreightment / voyage contracts.

Revenue from time charters and bareboat charters is earned and recognized on a daily basis.  Revenue from affreightment / voyage contracts and consecutive voyage charters is recognized based upon the percentage of voyage completion.  In our River Business, a voyage is deemed to commence upon the departure of the discharged barge of the previous voyage and is deemed to end upon the completion of discharge of the current voyage.  The percentage of voyage completion is based on the miles transited at the balance sheet date divided by the total miles expected for the voyage.  The position of the barge at the balance sheet date is determined by locating the position of the pushboat with the barge in tow through the use of a global positioning system ("GPS").

The Company does not begin recognizing revenue if the charter agreement has not been entered into with the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Demurrage income represents charges made to the charterer when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized as it is earned.

The recognition of revenue due to shortfalls on take or pay contracts occurs at the end of each declaration period. A declaration period is defined as the time period in which the contract volume obligation was to be met. If the volume was not met during that time period, then the amount of billable revenue resulting from the failure to perform will be calculated and recognized as it is billed.

Vessel voyage costs, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements.  The commissions paid in advance are deferred and amortized over the related voyage charter period to the extent commissions are earned as the Company's revenues are earned.  Bunker expenses are capitalized when acquired as operating supplies and subsequently charged to voyage expenses as consumed.  All other voyage expenses and other vessel operating expenses are expensed as incurred.

From time to time we provide ship salvage services under Lloyd's Standard Form of Salvage Agreement ("LOF"). The Company recognizes costs as incurred on these LOF services.  Revenue is recorded at the time the LOF settlement or arbitration award occurs.  In those cases where a minimum salvage remuneration is guaranteed or determined by contract then such minimum amount is recognized in revenue when services are rendered.

In its River Business the Company uses the completed contract method for river barges built which typically have construction periods of 30 days or less. Contracts are considered complete when title has passed, the customer has accepted the river barges and the Company does not retain risks or rewards of ownership of the river barges. Losses are accrued if manufacturing costs are expected to exceed manufacturing contract revenue.

Manufacturing expenses, primarily consisting of steel cost; which is the largest component of our raw materials and the cost of labor.

The Company accounts for multiple element arrangements, in accordance with ASC 605-25.  For such transactions, revenue on arrangements that include multiple elements is allocated to each element based on the relative fair value of each element, and fair value is determined by vendor-specific objective evidence of fair value (VSOE).

d)	Foreign currency translation

The Company uses the US dollar as its functional currency.  Receivables and payables denominated in foreign currencies are translated into US dollars at the rate of exchange at the balance sheet date, while revenues and expenses are translated using the average exchange rate for each month. Certain subsidiaries enter into transactions denominated in currencies other than their functional currency.  Changes in currency exchange rates between the functional currency and the currency in which a transaction is denominated are included in the consolidated statements of operations in the period in which the currency exchange rate changes.

e)	Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  Cash equivalents consist of money market instruments and interest-bearing deposits.  The credit risk associated with cash and cash equivalents is considered to be low due to the high credit quality of the financial institutions with which the Company operates.

f)	Restricted cash

Certain of the Company's loan agreements require the Company to fund:  (a) a loan retention account equivalent to the next loan installment (depending on the frequency of the repayment elected by the Company, i.e. quarterly or semi annually) plus interest which is used to fund the loan installments coming due, (b) a drydocking account which is restricted for use and can only be used for the purpose of paying for drydocking or special survey expenses and (c) cash deposits required as collateral with certain banks under the Company's borrowing arrangements.

g)	Accounts receivable

Substantially all of the Company's accounts receivable are due from international oil companies, international grainhouses and traders.  The Company performs ongoing credit evaluations of its trade customers and generally does not require collateral.  Expected credit losses are provided for in the consolidated financial statements for all expected uncollectible accounts.

Accounts receivable from one customer of Ultrapetrol Ocean and Offshore Supply Business accounted for 24% and one customer of Ultrapetrol River Business accounted for 17% of total consolidated accounts receivable as of December 31, 2011.

Accounts receivable from one customer of Ultrapetrol Ocean and Offshore Supply Business accounted for 28% and one customer of Ultrapetrol River Business accounted for 14% of total consolidated accounts receivable as of December 31, 2010.

Changes in the allowance for doubtful accounts for the three years ended December 31, 2011, were as follow:

	For the years ended December 31,
	2011	2010	2009

Balance at January 1	$555	$411	$432
Provision	598	377	443
Recovery	-	(18)	(464)
Amounts written off (1)	(312)	(215)	-
Balance at December 31	$841	$555	$411

(1)          Accounts charged to the allowance when collection efforts cease.

h)	Concentrations of credit risk

The Company is exposed to concentrations of credit risk associated with its cash and cash equivalents, restricted cash and derivative instruments. The Company minimizes its credit risk relating to these positions by monitoring the financial condition of the financial institutions and counterparties involved and by primarily conducting business with large, well-established financial institutions and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its significant counterparties. The Company is also exposed to concentrations of credit risk relating to its receivables due from customers in the industries in which operates. The Company does not generally require collateral or other security to support its outstanding receivables. The Company minimizes its credit risk relating to receivables by performing ongoing credit evaluations and, to date, credit losses have not been material.

i)	Insurance claims receivable

Insurance claims receivable comprise claims submitted relating to hull and machinery (H&M), protection and indemnity (P&I), loss of hire (LOH) and strike insurance coverage.  They are recorded when the recovery of an insurance claim is probable.  Deductible amounts related to covered incidents are expensed in the period of occurrence of the incident.  The credit risk associated with insurance claims receivable is considered low due to the high credit quality and funded status of the insurance underwriters and P&I clubs in which the Company is either a client or a member.  Insurance claims receivable, included in other receivables in the accompanying balance sheets, amounts to $4,531 and $1,881 at December 31, 2011 and 2010, respectively.

j)	Operating supplies

Such amounts consist principally of fuel and supplies that are recorded at the lower of cost or market and are charged to operating expenses as consumed determined on a first-in, first-out basis.

k)	Vessels and equipment, net

Vessels and equipment are stated at cost less accumulated depreciation.  This cost includes the purchase price and all directly attributable costs (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods).  Subsequent expenditures for conversions renewals or major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the safety of the vessels.

New barges built for the River Business segment in our own shipyard in Punta Alvear, Argentina are capitalized at cost.

Depreciation is computed net of the estimated scrap value which is equal to the product of each vessel's lightweight tonnage and estimated scrap value per lightweight ton and is recorded using the straight-line method over the estimated useful lives of the vessels.  Acquired secondhand vessels are depreciated from the date of their acquisition over the remaining estimated useful life.

From time to time, the Company acquires vessels which have already exceeded the Company's useful life policy, in which case the Company depreciates such vessels based on its best estimate of such vessel's remaining useful life, typically until the next survey or certification date.

Improvements to leased property are amortized over the shorter of their economic life or the respective lease term.

The estimated useful life of each of the Company's major categories of assets is as follows:

Useful life (in years)

Ocean-going vessels	24 to 27
PSVs	24
River barges and push boats	35
Buildings	20 to 30
Furniture and equipment	5 to 15

However, when regulations place limitations over the ability of a vessel to trade, its useful life is adjusted to end at the date such regulations become effective. Currently, these regulations do not affect any of our vessels.

At the time vessels are disposed of, the assets and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is recorded in other operating income.

Long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying value of the asset.  The amount of an impairment charge, if any, would be determined using discounted cash flows expected to result from the use of the asset and its eventual disposition.

Given the overriding effects of the global economic slowdown, demand for the dry-bulk Ocean Business vessels was soft during 2009.  Accordingly, the Company based upon the information that was known to it as of December 31, 2009 recorded an impairment charge of $25,000 to write down the carrying amount of its Capesize Princess Marisol to its estimated fair value as of December 31, 2009.

l)	Dry dock costs

The Company's vessels must be periodically drydocked and pass inspections to maintain their operating classification, as mandated by maritime regulations.  Costs incurred to drydock a vessel / pushboat are deferred and amortized using the straight-line method over the period to the next drydock, generally 24 to 36 months.  Drydocking costs incurred are comprised of: painting the vessel's hull and sides, recoating cargo and fuel tanks, and performing other engine and equipment maintenance activities to bring the vessel into compliance with classification standards.  The unamortized portion of dry dock costs for vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale.

Expenditures for maintenance and minor repairs are expensed as incurred.

m)	Investments in affiliates

These investments are accounted for by the equity method. At December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, this includes our interest in 50% of Puertos del Sur S.A. and Obras Terminales y Servicios S.A. ("OTS S.A.") and in 49% of Marítima Sipsa S.A.

n)	Identifiable intangible assets

The Company's intangible assets arose as a result of the Ravenscroft acquisition in 2006, and consist principally of a safety management system which is being amortized over its useful life of eight years using the straight-line method.

Accumulated amortization at December 31, 2011 and 2010 amounted to $1,006 and $831, respectively and amortization for the three years ended December 31, 2011 amounted to $175, $305 and $718, respectively.  Amortization of intangible assets for the five years subsequent to December 31, 2011 is expected to be $175 in each of 2012 and 2013 and $44 in 2014.

o)	Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired.  The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests.  The Company's impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit.  To determine the fair value of the reporting unit, the Company uses a discounted future cash flow ("DCF") approach that uses estimates for revenue, costs and appropriate discount rates, among others.  These various estimates are reviewed each time the Company tests goodwill for impairment and many are developed as part of the Company's routine business planning and forecasting process.  The Company believes its estimates and assumptions are reasonable; however, variations from those estimates could produce materially different results.

p)	Other assets

This account corresponds to costs incurred to issue debt net of amortization costs, which are being amortized over the term of the debt using the effective interest rate method.  Amortization for debt issuance expense for the three years ended December 31, 2011 totaled $2,323, $1,340 and $1,026, respectively, and is included in financial expense in the accompanying consolidated statements of operations.

q)	Accounts payable

Accounts payable at December 31, 2011 and 2010 consists of insurance premium payables, operating expenses, and customers advances collected, among others.

r)	Comprehensive income (loss)

Comprehensive (loss) income is the total of net (loss) income and all other changes in equity of a company that result from transactions and other economic events of a reporting period other than transactions with owners.  Comprehensive income (loss) is reflected in the consolidated statements of changes in equity.

The components of accumulated other comprehensive income (loss) in the consolidated balance sheets were as follows:

	At December 31,
	2011	2010

Unrealized net losses on interest rate collar	$(1,727)	$(716)
Unrealized net losses on interest rate swap	(482)	(34)
Unrealized net gains on EURO hedge	145	153
Accumulated other comprehensive income (loss)	(2,064)	(597)

Amounts attributable to noncontrolling interest	(27)	-
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(2,037)	$(597)

At December 31, 2011, the Company expects that it will reclassify $749 of net losses on interest rate collar and interest rate swap from accumulated other comprehensive income (loss) to earnings during the next twelve months related to the payments of interest of our variable interest rate debt that will affect earnings for 2012.

The components of the change in the accumulated unrealized net income (losses) on derivative financial instruments were as follows:

	For the years ended December 31,
	2011	2010	2009
Reclassification adjustments for amounts included in net (loss):

Revenues	$-	$(6,193)	$(32,279)
Voyage and manufacturing expenses	-	-	490
Depreciation and amortization	(8)	(9)	(8)
Financial expense	1,129	401	-
(Loss) gains on derivatives, net	-	(10,710)	-

Change in unrealized impact on:			-
Interest rate collar	(1,964)	(1,117)	-
Interest rate swap	(624)	(34)	-
FFA	-	1,527	(18,088)
	$(1,467)	$(16,135)	$(49,885)
Amounts attributable to noncontrolling interest	(27)	-	-
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(1,440)	$(16,135)	$(49,885)

s)	Derivative financial instruments

The Company from time to time uses derivative financial instruments to reduce risk from foreign currency fluctuations, changes in spot market rates for oceangoing vessels, changes in interest rate and changes in bunker fuel prices.

The Company recognizes all of its derivative instruments as either assets or liabilities in the balance sheet at fair value.  The accounting for changes in the fair value (i.e., gains or losses) of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For derivative financial instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative financial instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same line item associated with the hedged transaction in the same period or periods during which the hedged transaction affects earnings.  The ineffective portion of a derivative's change in fair value is immediately recognized in income.

Derivative financial instruments that are not designated as hedges for accounting purposes are adjusted to fair value through income.

t)	Earnings per share

Basic (loss) per share is computed by dividing the net (loss) by the weighted average number of common shares outstanding during the relevant periods net of shares held in treasury.  Diluted (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common shares result in the issuance of such shares.  In determining dilutive shares for this purpose the Company assumes, through the application of the treasury stock and if-converted methods, all restricted stock grants have vested, all common shares have been issued pursuant to the exercise of all outstanding stock options and all common shares have been issued pursuant to the conversion of all outstanding convertible notes.

For the years ended December 31, 2011, 2010 and 2009, the Company had a net loss from continuing operations and therefore the effect of potentially dilutive securities was antidilutive and the following securities were not included in shares outstanding for purposes of computing diluted (loss) per share.

The Company excluded from the computation of diluted (loss) per share of Ultrapetrol (Bahamas) Limited 13,051,000 shares for the potential conversion of all outstanding convertible notes, as the effect of their inclusion in the computation would have been antidilutive for the period the convertible notes were issued until December 31, 2011 and 2010.

For the years ended December 31, 2011 and 2010 diluted (loss) per share of Ultrapetrol (Bahamas) Limited excluded 705,000 and 520,000, respectively, of certain share awards as the effect of their inclusion in the computation would have been antidilituve.

For the years ended December 31, 2011, 2010 and 2009, the Company excluded from the computation of diluted (loss) per share options to purchase 348,750 common shares. These options were outstanding during these years but were excluded because they were antidilutive, as the option exercise price was greater than the average market price of the common share.

The following table sets forth the computation of basic and diluted (loss) per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2011	2010	2009

(Loss) from continuing operations	$(18,805)	$(4,856)	$(37,707)
(Loss) from discontinued operations	-	(515)	(2,131)
Net (loss)	$(18,805)	$(5,371)	$(39,838)

	For the years ended December 31,
	2011	2010	2009

Basic and diluted weighted average number of shares	29,547,365	29,525,025	29,426,429

Basic and diluted (loss) per share:
From continuing operations	$(0.64)	$(0.16)	$(1.28)
From discontinued operations	-	(0.02)	(0.07)
	$(0.64)	$(0.18)	$(1.35)

u)	Stock compensation

Stock-based compensation cost is measured at the date of grant, based on the calculated fair value of the award, and is recognized as expense over the employee's service period, which is generally the vesting period of the equity grant. The fair value of performance based restricted common stock awards that are probable of being earned is expensed over the performance periods as the awards vest.  The Company does not estimate forfeitures in its expense calculations as forfeiture history has been minor.

v)	Other operating income, net

For the three years ended December 31, 2011, this account includes:

	For the years ended December 31,
	2011	2010	2009

Arbitration award (1)	$4,748	$-	$-
Gain on sale of vessels, net	-	724	1,415
Claims against insurance companies, net	3,543	(46)	1,429
Other	(34)	(61)	-
	$8,257	$617	$2,844

(1)
One of our subsidiaries in the River Business, UABL Paraguay S.A., made a claim against a former customer in an arbitration proceeding where we claim damages for an underperformance under a transportation contract. On December 2, 2011 a final amount of $5,308 was awarded to the Company, which was collected on December 21, 2011. Due to the disputed nature of the claim, the Company had not recognized any income related to the claim and now since the arbitration proceeding was favorably settled and collected recognizing an income of $4,748, after deducting related legal fees of $560.

w)	Income taxes

The Company accounts for deferred income taxes under the liability method.  Under this method, deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company's assets and liabilities at each period end corresponding to those jurisdictions subject to income taxes.  Deferred tax assets are recognized for all deductible temporary differences and an offsetting valuation allowance is recorded to the extent that it is not more likely than not that the deferred tax assets will be realized.  Deferred tax is measured based on tax rates and laws enacted or substantively enacted at the balance sheet date in any jurisdiction.

Income tax regulations in the different countries in which we operate are subject to interpretation by taxing authorities.  As a result, our judgment in the determination of uncertain income tax positions could be interpreted differently.  In this sense, the income tax returns of our primary income tax jurisdictions remain subject to examination by related tax authorities.  The tax returns are open to examination from 3 to 7 years.

x)	Recent accounting pronouncements

In June 2011, the Financial Accounting Standards Board ("FASB") amended its guidance on the presentation of comprehensive income. Under the amended guidance, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. A single statement must present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and a total for comprehensive income. In a two-statement approach, an entity must present the components of net income and total net income in the first statement. That statement must be immediately followed by a financial statement that presents the components of other comprehensive income, a total for other comprehensive income, and a total for comprehensive income. The option under the current guidance that permits the presentation of components of other comprehensive income as part of the statement of changes in equity has been eliminated. The amendment becomes effective on January 1, 2012 and is applied retrospectively. Early adoption is permitted. This guidance will not have an impact on the Company's consolidated financial position, results of operations or cash flows as it is disclosure-only in nature.